PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advance payment of intangible asset	$ 1,500,000	$ 1,500,000
Others	12,208	1,651
Total	$ 1,512,208	$ 1,501,651